Financial Instruments (Details) - Schedule of remaining contractual maturities of financial liabilities $ in Thousands	Mar. 31, 2023 USD ($)
Financial Instruments (Details) - Schedule of remaining contractual maturities of financial liabilities [Line Items]
Accounts payable and accrued liabilities	$ 36,737
Lease obligation	615
Deposits received	4,090
Total Contractual Obligation	41,442
Within a year [Member]
Financial Instruments (Details) - Schedule of remaining contractual maturities of financial liabilities [Line Items]
Accounts payable and accrued liabilities	36,737
Lease obligation	283
Deposits received	4,090
Total Contractual Obligation	41,110
2-5 years [Member]
Financial Instruments (Details) - Schedule of remaining contractual maturities of financial liabilities [Line Items]
Accounts payable and accrued liabilities
Lease obligation	332
Deposits received
Total Contractual Obligation	$ 332